Label	Element	Value
Global X Funds | Global X MSCI Next Emerging & Frontier ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X MSCI Next Emerging & Frontier ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
GLOBAL X FUNDS
(the “Trust”)

Global X MSCI Next Emerging & Frontier ETF (EMFM)

SUPPLEMENT DATED NOVEMBER 24, 2020
TO THE SUMMARY PROSPECTUS DATED MARCH 1, 2020, THE STATUTORY PROSPECTUS DATED MARCH 1, 2020, AS SUPPLEMENTED AND RESTATED JUNE 26, 2020, AND THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") DATED MARCH 1, 2020 FOR THE ABOVE SERIES OF THE TRUST, AS AMENDED AND SUPPLEMENTED FROM TIME TO TIME

1.As of November 30, 2020, the second and third paragraphs in the section of the Fund’s Summary Prospectus and Statutory Prospectus titled “PRINCIPAL INVESTMENT STRATEGIES” is hereby replaced and deleted in its entirety by the following paragraphs:

The Underlying Index is designed to reflect equity performance of select emerging markets and frontier markets companies while maintaining diversification across individual countries, sectors and issuers. The Underlying Index is constructed from the MSCI EFM ex BRICKT (Brazil, Russia, India, China, South Korea & Taiwan) Index (the "Parent Index"). Securities from the Parent Index are classified into emerging markets countries and frontier markets countries based on the market classification approach of the Index Provider. Constituents within the emerging markets countries classification are weighted by free-float adjusted market capitalization and constituents within the frontier markets countries classification are weighted by their doubled free-float adjusted market capitalization, subject, in each case, to applicable country, sector, and issuer capping constraints.

As of November 30, 2020, the Underlying Index had 200 constituents from the following countries: Bahrain, Bangladesh, Chile, the Czech Republic, Egypt, Greece, Indonesia, Jordan, Kazakhstan, Kenya, Kuwait, Luxembourg, Malaysia, Mexico, Morocco, Nigeria, Oman, Peru, the Philippines, Poland, Qatar, Romania, Saudi Arabia, South Africa, Sri Lanka, Thailand, Turkey, the United Arab Emirates, and Vietnam. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

2. As of November 30, 2020, the section of the Fund’s Statutory Prospectus and SAI titled “INFORMATION REGARDING THE INDICES AND THE INDEX PROVIDERS - MSCI Select Emerging and Frontier Markets Access Index” is hereby replaced and deleted in its entirety by the following:

The MSCI Select Emerging and Frontier Markets Access Index is designed to reflect equity performance of select emerging markets and frontier markets companies while maintaining diversification across individual countries, sectors and issuers. The index is constructed from the MSCI EFM ex BRICKT (Brazil, Russia, India, China, South Korea & Taiwan) Index (the "Parent Index"). Securities from the Parent Index are classified into emerging markets countries and frontier markets countries based on the market classification approach of MSCI, the provider of the index. Constituents within the emerging markets countries classification are weighted by free-float adjusted market capitalization and constituents within the frontier markets countries classification are weighted by their double free-float adjusted market capitalization, in each case, subject to applicable country, sector, and issuer capping constraints.

As of November 30, 2020, the Underlying Index had 200 constituents from the following countries: Bahrain, Bangladesh, Chile, the Czech Republic, Egypt, Greece, Indonesia, Jordan, Kazakhstan, Kenya, Kuwait, Luxembourg, Malaysia, Mexico, Morocco, Nigeria, Oman, Peru, the Philippines, Poland, Qatar, Romania, Saudi Arabia, South Africa, Sri Lanka, Thailand, Turkey, the United Arab Emirates, and Vietnam. The index is maintained by MSCI.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Underlying Index is designed to reflect equity performance of select emerging markets and frontier markets companies while maintaining diversification across individual countries, sectors and issuers. The Underlying Index is constructed from the MSCI EFM ex BRICKT (Brazil, Russia, India, China, South Korea & Taiwan) Index (the "Parent Index"). Securities from the Parent Index are classified into emerging markets countries and frontier markets countries based on the market classification approach of the Index Provider. Constituents within the emerging markets countries classification are weighted by free-float adjusted market capitalization and constituents within the frontier markets countries classification are weighted by their doubled free-float adjusted market capitalization, subject, in each case, to applicable country, sector, and issuer capping constraints.As of November 30, 2020, the Underlying Index had 200 constituents from the following countries: Bahrain, Bangladesh, Chile, the Czech Republic, Egypt, Greece, Indonesia, Jordan, Kazakhstan, Kenya, Kuwait, Luxembourg, Malaysia, Mexico, Morocco, Nigeria, Oman, Peru, the Philippines, Poland, Qatar, Romania, Saudi Arabia, South Africa, Sri Lanka, Thailand, Turkey, the United Arab Emirates, and Vietnam. The Fund's investment objective and Underlying Index may be changed without shareholder approval
Supplement Closing [Text Block]	ck0001432353_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Global X Funds | Global X MSCI Next Emerging & Frontier ETF | Global X MSCI Next Emerging & Frontier ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EMFM